Investments MCBC proportional share in MillerCoors (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended												3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009	Sep. 24, 2011 MillerCoors	Dec. 31, 2011 MillerCoors		Dec. 31, 2011 MillerCoors		Dec. 31, 2010 MillerCoors		Dec. 25, 2010 MillerCoors		Dec. 31, 2009 MillerCoors		Dec. 26, 2009 MillerCoors		Sep. 24, 2011 Sparks	Sep. 24, 2011 Sparks	Dec. 31, 2011 Milwaukee Brewery Pension Plan [Member]
Schedule of Equity Method Investments [Line Items]
Write Down Relating To MillerCoors Assumption Of liabilities As Part Of Under-funded Multi-employer Pension Plan																	$ 50.9	$ 60.0
Net income attributable to MillerCoors					1,003.8		1,003.8	[1]	1,057.0		1,057.0	[1]	842.8		842.8	[1]
Economic Interest (as a percent)					42.00%		42.00%		42.00%				42.00%				42.00%	42.00%
MCBC proportionate share of MillerCoors net income					421.6				443.9				354.0
MillerCoors accounting policy election					0	[2]			0	[2]			7.3	[2]
Amortization of the difference between MCBC contributed cost basis and proportional share of the underlying equity in the net assets of MillerCoors					35.4	[3]			6.9	[3]			11.7	[3]
Share-based compensation adjustment					0.9	[4]			5.3	[4]			9.0	[4]
Equity income in MillerCoors	457.9	456.1	382.0		457.9				456.1				382.0
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity					589		589
Impairment of Intangible Assets, Finite-lived				25.2													60.0		50.9
Integration Planning Costs											$ 30.3				$ 49.4

[1]	Fiscal year 2011 includes special charges of $60.0 million for a write-down in the value of the Sparks brand and a $50.9 million charge resulting from the planned assumption of the Milwaukee Brewery Worker's Pension Plan, an underfunded multi-employer pension plan.
[2]	MillerCoors made its initial accounting policy elections upon formation, impacting certain asset and liability balances contributed by MCBC. Our investment basis in MillerCoors is based on the book value of the net assets we contributed to it. These adjustments reflect the impact on our investment in MillerCoors as a result of the differences resulting from accounting policy elections, the most significant of which was MillerCoors' election to value our contributed inventories using the first in, first out (FIFO) method, rather than the last in, first out (LIFO) method, which had been applied by us prior to the formation of MillerCoors, the impact of which was fully amortized in early 2009.
[3]	Our net investment in MillerCoors is based on the carrying values of the net assets contributed to the joint venture which is less than our proportional share of underlying equity (42%) of MillerCoors (contributed by both CBC and Miller) by approximately $589 million as of December 31, 2011. This difference, with the exception of goodwill and land, is being amortized as additional equity income over the remaining useful lives of the contributed long-lived amortizing assets. During the third quarter of 2011, MillerCoors recognized an impairment charge of $60.0 million associated with its Sparks brand intangible asset. Our portion, $25.2 million, or 42% of the charge, is offset by an adjustment to our basis amortization above. This adjustment represents accelerated amortization attributable to our proportionate share of the underlying basis of the asset class in which Sparks was contributed. The current basis difference combined with the $35.0 million recorded in 2008 and 2009 related to differences resulting from accounting policy elections must be considered to reconcile MillerCoors equity to our investment in MillerCoors.
[4]	The net adjustment is to record all share-based compensation associated with pre-existing equity awards to be settled in Class B common stock held by former CBC employees now employed by MillerCoors and to eliminate all share-based compensation impacts related to pre-existing SABMiller plc equity awards held by former Miller employees now employed by MillerCoors. As of the end of the second quarter of 2011, the share-based awards granted to former CBC employees now employed by MillerCoors became fully vested. As such, no further adjustments will be recorded related to these awards.